Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash	$ 2,751,386	$ 1,147,295
Advance receivables (net of provision for credit losses of $19,034,976 and $16,102,278 as of December 31, 2024 and 2023, respectively)	14,542,518	15,281,941
Due from related party	41,307	759
Other current assets	109,753	126,599
Total current assets	17,444,964	16,556,594
NON-CURRENT ASSETS:
Goodwill	1,219,134
Fixed assets, net of accumulated depreciation	143,806	120,683
Intangible assets, net of accumulated amortization	705,000
Operating lease right of use asset, net	352,262	314,970
Other assets	371	2,288
Total non-current assets	2,420,573	437,941
TOTAL ASSETS	19,865,537	16,994,535
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	1,528,228	652,462
Notes payable, related party		1,500,000
Syndicate payable	5,284,505	5,072,691
Due to related party - current	1,600,000	122,437
Deferred consideration - current	207,721
Operating lease obligation - current	146,280	88,009
Total current liabilities	8,766,734	7,435,599
NON-CURRENT LIABILITIES:
Operating lease obligation - noncurrent	203,369	229,848
Other non-current liabilities		45,400
Due to related party - noncurrent	1,600,000	4,700,000
Deferred consideration - noncurrent	351,172
Notes payable, net	32,229,267	25,163,642
Total non-current liabilities	34,383,808	30,138,890
TOTAL LIABILITIES	43,150,542	37,574,489
STOCKHOLDERS’ DEFICIT
Common stock, par value $0.0001 per share; 500,000,000 shares authorized; 97,479,734 and 87,554,734 shares issued and outstanding as of December 31, 2024 and 2023, respectively	9,748	8,755
Stock subscription receivable	(1,770,827)	(3,020,831)
Additional paid-in capital	14,315,979	9,154,182
Accumulated other comprehensive gain	2,671
Accumulated deficit	(35,848,153)	(26,726,777)
Total stockholders' deficit	(23,285,005)	(20,579,954)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	19,865,537	16,994,535
Preferred Class A [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, Value, Issued	3,702	2,842
Preferred Class C [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, Value, Issued	$ 1,875	$ 1,875